Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - VARIABLE RATE INSTRUMENTS - Interest rate risk - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	$ (22,315)	$ (6,999)	$ (7,130)
Decrease in risk variable, impact on profit (loss)	22,315	6,999	7,129
Increase in risk variable, impact on equity	1,047	1,486	1,376
Decrease in risk variable, impact on equity	(1,064)	(1,514)	(1,376)
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	(22,315)	(6,999)	(7,130)
Decrease in risk variable, impact on profit (loss)	22,315	6,999	7,129
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Increase in risk variable, impact on equity	1,047	1,486	1,376
Decrease in risk variable, impact on equity	$ (1,064)	$ (1,514)	$ (1,376)